Related Party Transactions (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 26, 2023	Nov. 05, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Accounts receivable			$ 1,014,072	$ 36,188	$ 177,064
Affiliated Related Parties
Related Party Transactions
Product revenues				16,889	80,000
Accounts receivable				$ 9,616	$ 63,290
Affiliated Related Parties | Bridge Loans
Related Party Transactions
Related party borrowings		$ 500,000
Related party borrowings, variable rate on notes		3.00%
Related party borrowings, base rate on notes		6.25%
Aura Smart Air | Technology Collaboration Agreement
Related Party Transactions
Payments for perpetual licensing agreement	$ 250,000
Monthly payments to Aura Smart Air			$ 68,182